Accounting for Derivative Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following table presents the volumes, fair values and locations of the Company’s derivative instruments recorded on the balance sheets:

Puget Energy and Puget Sound Energy
	September 30, 2015			December 31, 2014
(Dollars in Thousands)	Volumes	Assets[1]	Liabilities[2]	Volumes	Assets[1]	Liabilities[2]
Interest rate swap derivatives[3]	$450 million	$—	$7,622	$450 million	$—	$9,073
Electric portfolio derivatives	*	15,916	111,472	*	4,822	107,228
Natural gas derivatives (MMBtus)[4]	345.6 million	6,164	69,569	360.4 million	19,526	88,807

Total derivative contracts		$22,080	$188,663		$24,348	$205,108

Current		$18,771	$133,061		$21,178	$142,195
Long-term		3,309	55,602		3,170	62,913

Total derivative contracts		$22,080	$188,663		$24,348	$205,108

[1]	Balance sheet locations: Current and Long-term Unrealized gain on derivative instruments.
[2]	Balance sheet locations: Current and Long-term Unrealized loss on derivative instruments.
[3]	Interest rate swap contracts are only held at Puget Energy.
[4]	All fair value adjustments on derivatives relating to the natural gas business have been deferred in accordance with ASC 980, “Regulated Operations,” due to the PGA mechanism. The net derivative asset or liability and offsetting regulatory liability or asset are related to contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers.
*	Electric portfolio derivatives consist of electric generation fuel of 175.1 million One Million British Thermal Units (MMBtu) and purchased electricity of 1.1 million Megawatt Hours (MWhs) at September 30, 2015, and 140.2 million MMBtus and 5.4 million MWhs at December 31, 2014.

The following table presents the volumes, fair values and locations of the Company’s derivative instruments recorded on the balance sheets:

Puget Energy and Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	Volumes (millions)		Assets[1]		Liabilities[2]
	2014	2013	2014	2013	2014	2013
Interest rate swap derivatives[3]	$450.0	$450.0	$—	$—	$9,073	$13,223
Electric portfolio derivatives	*	*	4,822	18,479	107,228	37,312
Natural gas derivatives (MMBtus)[4]	360.4	423.5	19,526	8,121	88,807	35,676

Total derivative contracts			$24,348	$26,600	$205,108	$86,211

Current			$21,178	$18,867	$142,195	$48,049
Long-term			3,170	7,733	62,913	38,162

Total derivative contracts			$24,348	$26,600	$205,108	$86,211

[1]	Balance sheet location: Current and Long-term Unrealized gain on derivative instruments.
[2]	Balance sheet location: Current and Long-term Unrealized loss on derivative instruments.
[3]	Interest rate swap contracts are only held at Puget Energy.
[4]	PSE had a net derivative liability and an offsetting regulatory asset of $69.3 million at December 31, 2014 and $27.6 million at December 31, 2013 related to contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers. All fair value adjustments on derivatives relating to the natural gas business have been deferred in accordance with ASC 980, due to the PGA mechanism.
*	Electric portfolio derivatives consist of electric generation fuel of 140.2 million One Million British Thermal Units (MMBtus) and purchased electricity of 5.4 million Megawatt Hours (MWhs) at December 31, 2014 and 145.6 million MMBtus and 8.6 million MWhs at December 31, 2013.

Offsetting Assets and Liabilities

The following tables present the potential effect of netting arrangements, including rights of set-off associated with the Company’s derivative assets and liabilities:

Puget Energy and Puget Sound Energy
September 30, 2015
(Dollars in Thousands)	Gross Amount Recognized in the Statement of Financial Position[1]	Gross Amounts Offset in the Statement of Financial Position	Net of Amounts Presented in the Statement of Financial Position	Gross Amounts Not Offset in the Statement of Financial Position		Net Amount
				Commodity Contracts	Cash Collateral Received/Posted
Assets:
Energy derivative contracts	$22,080	$—	$22,080	$(18,416)	$—	$3,664
Liabilities:
Energy derivative contracts	181,041	—	181,041	(18,416)	—	162,625
Interest rate swaps[2]	7,622	—	7,622	—	—	7,622

Puget Energy and Puget Sound Energy
December 31, 2014
(Dollars in Thousands)	Gross Amount Recognized in the Statement of Financial Position[1]	Gross Amounts Offset in the Statement of Financial Position	Net of Amounts Presented in the Statement of Financial Position	Gross Amounts Not Offset in the Statement of Financial Position		Net Amount
				Commodity Contracts	Cash Collateral Received/Posted
Assets:
Energy derivative contracts	$24,348	$—	$24,348	$(23,066)	$—	$1,282
Liabilities:
Energy derivative contracts	196,035	—	196,035	(23,066)	(20)	172,949
Interest rate swaps[2]	9,073	—	9,073	—	—	9,073

[1]	All derivative contract deals are executed under ISDA, NAESB and WSPP master netting agreements with right of set-off.
[2]	Interest rate swap contracts are only held at Puget Energy.

The following tables present the potential effect of netting arrangements, including rights of set-off associated with the Company’s derivative assets and liabilities:

Puget Energy and Puget Sound Energy
At December 31, 2014
(Dollars in Thousands)	Gross Amounts Recognized in the Statement of Financial Position[1]	Gross Amounts Offset in the Statement of Financial Position	Net of Amounts Presented in the Statement of Financial Position	Gross Amounts Not Offset in the Statement of Financial Position		Net Amount
				Commodity Contracts	Cash Collateral Received/Posted
Assets
Energy Derivative Contracts	$24,348	$—	$24,348	$(23,066)	$—	$1,282
Liabilities
Energy Derivative Contracts	$196,035	$—	$196,035	$(23,066)	$(20)	$172,949
Interest Rate Swaps[2]	$9,073	$—	$9,073	$—	$—	$9,073

Puget Energy and Puget Sound Energy
At December 31, 2013
(Dollars in Thousands)	Gross Amounts Recognized in the Statement of Financial Position[1]	Gross Amounts Offset in the Statement of Financial Position	Net of Amounts Presented in the Statement of Financial Position	Gross Amounts Not Offset in the Statement of Financial Position		Net Amount
				Commodity Contracts	Cash Collateral Received/Posted
Assets
Energy Derivative Contracts	$26,600	$—	$26,600	$(19,491)	$—	$7,109
Liabilities
Energy Derivative Contracts	$72,988	$—	$72,988	$(19,491)	$—	$53,497
Interest Rate Swaps[2]	$13,223	$—	$13,223	$—	$—	$13,223

1.	All Derivative Contract deals are executed under ISDA, NAESB and WSPP Master Netting Agreements with Right of Offset.
[2]	Interest Rate Swap Contracts are only held at Puget Energy.

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)

The following tables present the Company’s pre-tax gain (loss) of derivatives that were previously in a cash flow hedge relationship, and subsequently reclassified out of Accumulated Other Comprehensive Income (AOCI) into income:

Puget Energy		Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in Thousands)	Location	2015	2014	2015	2014
Interest rate contracts:	Interest expense	$—	$—	$—	$(144)
Commodity contracts:
Electric derivatives	Purchased electricity	—	—	(512)	(534)

Total		$—	$—	$(512)	$(678)

Schedule Of Credit Risk Related Contingent Features

The table below presents the fair value of the overall contractual contingent liability positions for the Company’s derivative activity at December 31, 2014:

Puget Energy and Puget Sound Energy
Contingent Feature (Dollars in Thousands)	Fair Value[1] Liability	Posted Collateral	Contingent Collateral
Credit rating[2]	$(37,398)	$—	$37,398
Requested credit for adequate assurance	(66,468)	—	—
Forward value of contract[3]	(2,490)	—	—

Total	$(106,356)	$—	$37,398

[1]	Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions. Excludes NPNS, accounts payable and accounts receivable.
[2]	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating agencies provides counterparties a contractual right to demand collateral.
[3]	Collateral requirements may vary, based on changes in the forward value of underlying transactions relative to contractually defined collateral thresholds.

Subsidiaries [Member]
Schedule of Derivative Instruments Gain (Loss) in Statement of Financial Performance

Puget Sound Energy		Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in Thousands)	Location	2015	2014	2015	2014
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net[1]	$(5,588)	$(32,648)	$5,795	$(8,284)
	Electric generation fuel	(11,768)	(420)	(27,512)	8,271
	Purchased electricity	(8,344)	972	(34,489)	2,687

Total gain (loss) recognized in income on derivatives		$(25,700)	$(32,096)	$(56,206)	$2,674

[1]	Differences between Puget Energy and PSE for the nine months ending September 30, 2015 and September 30, 2014 are due to certain derivative contracts recorded at fair value in 2009 and subsequently designated as Normal Purchase Normal Sale (NPNS) or cash flow hedges. These differences occurred through February 2015.

Puget Sound Energy		Year Ended December 31,
(Dollars in Thousands)	Location	2014	2013	2012
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net	$(85,636)	$98,880	$119,120
	Electric generation fuel	6,511	(27,008)	(66,762)
	Purchased electricity	(4,212)	(38,299)	(138,551)

Total gain (loss) recognized in income on derivatives		$(83,337)	$33,573	$(86,193)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)

Puget Sound Energy		Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in Thousands)	Location	2015	2014	2015	2014
Interest rate contracts:	Interest expense[1]	$(122)	$(122)	$(366)	$(366)
Commodity contracts:
Electric derivatives	Purchased electricity	—	—	(1,055)	(1,104)

Total		$(122)	$(122)	$(1,421)	$(1,470)

[1]	Within the next twelve months, $0.5 million of losses in AOCI will be reclassified into earnings.

Puget Sound Energy		Year Ended December 31,
(Dollars in Thousands)	Location	2014	2013	2012
Interest rate contracts:	Interest expense	$(488)	$(488)	$(488)
Commodity contracts:
Electric derivatives	Electric generation fuel	—	—	97
	Purchased electricity	(2,063)	(3,922)	(12,955)

Total		$(2,551)	$(4,410)	$(13,346)

Parent Company [Member]
Schedule of Derivative Instruments Gain (Loss) in Statement of Financial Performance

The following tables present the effect and locations of the Company’s derivatives not designated as hedging instruments, recorded on the statements of income:

Puget Energy		Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in Thousands)	Location	2015	2014	2015	2014
Interest rate contracts:	Non-hedged interest rate swap (expense) income	$(1,156)	$(323)	$(4,571)	$(2,430)
	Interest expense	—	1,241	560	398
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net[1]	(5,588)	(32,648)	6,339	(7,714)
	Electric generation fuel	(11,768)	(420)	(27,512)	8,271
	Purchased electricity	(8,344)	972	(34,489)	2,687

Total gain (loss) recognized in income on derivatives		$(26,856)	$(31,178)	$(59,673)	$1,212

The following tables present the effect and locations of the Company’s derivatives not designated as hedging instruments, recorded on the statements of income:

Puget Energy		Year Ended December 31,
(Dollars in Thousands)	Location	2014	2013	2012
Interest rate contracts:	Other deductions	$(3,915)	$2,420	$(4,288)
	Interest expense	500	(5,904)	(29,727)
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net[1]	(84,146)	102,744	131,407
	Electric generation fuel	6,511	(27,008)	(66,762)
	Purchased electricity	(4,212)	(38,299)	(138,551)

Total gain (loss) recognized in income on derivatives		$(85,262)	$33,953	$(107,921)

[1]	For 2012, the amount differs from the amount stated in the statement of income as it does not include amortization related to contracts that were recorded at fair value at the time of the February 2009 merger and subsequently designated as NPNS of $2.2 million for the year ended December 31, 2012.

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)

The following tables present the Company’s pre-tax gain (loss) on derivatives that were previously in a cash flow hedge relationship, and subsequently reclassified out of accumulated OCI into income:

Puget Energy		Year Ended December 31,
(Dollars in Thousands)	Location	2014	2013	2012
Interest rate contracts:	Interest expense	$(144)	$(4,505)	$(17,811)
Commodity contracts:
Electric derivatives	Electric generation fuel	—	—	100
	Purchased electricity	(572)	(57)	(671)

Total		$(716)	$(4,562)	$(18,382)